Cover	Nov. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38707
Entity Registrant Name	LOGICBIO THERAPEUTICS, INC.
Entity Central Index Key	0001664106
Entity Tax Identification Number	47-1514975
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	65 Hayden Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	245-0399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LOGC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true